OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Current Liabilities	Other Current Liabilities

	Notes	December 31, 2021	December 31, 2020
Current portion of provisions	25	$6.5	$6.7
Current portion of deferred revenue	29	189.7	—
Current portion of other liabilities	27	22.7	27.9
		$218.9	$34.6